TRAINER WORTHAM FUNDS
                           845 Third Avenue
                          New York, NY  10022

                           November 5, 2002


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information and Consumer Services

Re:  Trainer Wortham Funds (the "Trust")
     1933 Act Registration No. 2-15037
     1940 Act Registration No. 811-879

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 70 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 1, 2002.

If you have any questions or comments, please contact the undersigned at (610) 239-4821.


Very truly yours,

/s/ Christine M. Pierangeli
Christine M. Pierangeli
Regulatory Administration Dept.
PFPC Inc.